Tax (Narrative) (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Average effective tax rate	20.30%	10.70%	17.80%
Applicable tax rate	19.00%	19.00%	19.00%
Income tax relating to other individually immaterial components of other comprehensive income	£ 3	£ 16
Deferred tax assets	2,552	2,460
Deferred tax liabilities	225	80
Temporary differences associated with investments in subsidiaries, branches and associates and interests in joint arrangements for which deferred tax liabilities have not been recognised	£ 800	700
Barclays Bank Group [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Applicable tax rate	19.00%
Unused tax credits for which no deferred tax asset recognised	£ 236	247
US Intermediate Holding Company Tax group - IHC Tax Group [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,001	1,037
US Branch Tax group [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,048	1,015
UK Tax group [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	225	80
Other (outside the UK and US tax groups) [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	503	408
After more than 12 months [member] | Barclays Bank Group [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	3,356	2,958
Deferred tax liabilities	1,359	1,050
Within five years [member] | Barclays Bank Group [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax credits for which no deferred tax asset recognised	139	41
Within six to ten years [member] | Barclays Bank Group [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax credits for which no deferred tax asset recognised	236	239
Within eleven to twenty years [member] | Barclays Bank Group [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax credits for which no deferred tax asset recognised	7,271	5,178
Indefinitely [member] | Barclays Bank Group [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax credits for which no deferred tax asset recognised	12,307	13,124
Temporary differences [member] | Barclays Bank Group [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax asset is recognised	123	208
Temporary differences [member] | UK Tax group [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	766	348
Unused tax losses [member] | Barclays Bank Group [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax asset is recognised	19,953	18,582
Unused tax losses [member] | US Intermediate Holding Company Tax group - IHC Tax Group [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		54
Unused tax losses [member] | US Branch Tax group [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		84
Unused tax losses [member] | UK Tax group [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	541	268
Unused tax losses [member] | Other (outside the UK and US tax groups) [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	170	117
Capital losses [member] | Barclays Bank Group [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	2,987	2,980
Loss in current or prior year [member] | US Intermediate Holding Company Tax group - IHC Tax Group [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	£ 330	359
Description of expiry date of deductible temporary differences, unused tax losses and unused tax credits	2034
Loss in current or prior year [member] | Other (outside the UK and US tax groups) [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	£ 8	£ 8